December 31, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing is Post-Effective Amendment No. 24 and, under the Investment Company Act of 1940, as amended, Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, to register the following 22 new series of the Trust:

Leverage Shares 2X Long LLY Daily ETF

Leverage Shares 2X Long NVO Daily ETF

Leverage Shares 2X Long ABBV Daily ETF

Leverage Shares 2X Long LMT Daily ETF

Leverage Shares 2X Long RTX Daily ETF

Leverage Shares 2X Long QCOM Daily ETF

Leverage Shares 2X Long SQ Daily ETF

Leverage Shares 2X Long HOOD Daily ETF

Leverage Shares 2X Long PYPL Daily ETF

Leverage Shares 2X Long IONQ Daily ETF

Leverage Shares 2X Long AVGO Daily ETF

Leverage Shares 2X Long PANW Daily ETF

Leverage Shares 2X Long CRWD Daily ETF

Leverage Shares 2X Long PLTR Daily ETF

Leverage Shares 2X Long ADBE Daily ETF

Leverage Shares 2X Long BABA Daily ETF

Leverage Shares 2X Long MRVL Daily ETF

Leverage Shares 2X Long AMZN Daily ETF

Leverage Shares 2X Long UBER Daily ETF

Leverage Shares 2X Long CRM Daily ETF

Leverage Shares 2X Long CMG Daily ETF

Leverage Shares 2X Long AAL Daily ETF

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

On behalf of Practus, LLP